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May 4, 2001

Keith O'Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  T. Rowe Price Balanced Fund, Inc.
     File Nos. 033-38791/811-6275; PEA No. 12
     T. Rowe Price Blue Chip Growth Fund, Inc.
     File Nos. 033-49581/811-7059; PEA No. 11
     T. Rowe Price Capital Appreciation Fund
     File Nos. 033-05646/811-4519; PEA No. 17
     T. Rowe Price Capital Opportunity Fund, Inc.
     File Nos. 033-56015/811-07225; PEA No. 7
     T. Rowe Price Dividend Growth Fund, Inc.
     File Nos. 033-49187/811-7055; PEA No. 10
     T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
     File Nos. 333-26323/811-08203; PEA No. 6
     T. Rowe Price Financial Services Fund, Inc.
     File Nos. 333-09551/811-07749; PEA No. 6
     T. Rowe Price Global Technology Fund, Inc.
     File Nos. 333-40086/811-09995; PEA No. 1
     T. Rowe Price Growth & Income Fund, Inc.
     File Nos. 002-79190/811-3566; PEA No. 26
     T. Rowe Price Growth Stock Fund, Inc.
     File Nos. 002-10780/811-579; PEA No. 93
     T. Rowe Price Health Sciences Fund, Inc.
     File Nos. 033-63759/811-07381; PEA No. 7
     T. Rowe Price Index Trust, Inc.
        T. Rowe Price Equity Index 500 Fund
        T. Rowe Price Extended Equity Market Index Fund
        T. Rowe Price Total Equity Market Index Fund
     File Nos. 033-32859/811-5986; PEA No. 15
     T. Rowe Price Media & Telecommunications Fund, Inc.
     File Nos. 033-27963/811-07075; PEA No. 4
     T. Rowe Price Mid-Cap Value Fund, Inc.
     File Nos. 333-02993/811-07605; PEA No. 6
     T. Rowe Price New Horizons Fund, Inc.
     File Nos. 002-18099/811-958; PEA No. 73
     T. Rowe Price Science & Technology Fund, Inc.
     File Nos. 033-16567/811-5299; PEA No. 18
     T. Rowe Price Value Fund, Inc.
     File Nos. 033-54963/811-07209; PEA No. 10
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Dear Mr. O'Connell:

This letter accompanies our filing of the above-referenced Funds' Statement of Additional Information under Rule 497(e) of the Securities Act of 1933. The filing reflects various non-material changes made to the Funds' Statement of Additional Information that was filed under Rule 485(b) on April 27, 2001. An updated Statement of Additional Information is attached, and all changes have been redlined. There are no changes to the Funds' prospectuses.

The Prospectuses and Statement of Additional Information went effective automatically on May 1, 2001. These documents will be used for the offer and sale of Fund shares.

Sincerely,
/s/Forrest R. Foss
Forrest R. Foss